Inventory	12 Months Ended
Mar. 31, 2012
Inventory [Abstract]
Inventory

7. Inventory

	March 31, 2012	March 31, 2011
Finished goods	$106,614	$65,018
Raw materials	5,704	19,939
Provision for obsolescence	(1,508)	(3,141)

	$110,810	$81,816

The provision for obsolescence is related to finished goods and raw materials inventory.